Aug. 01, 2018

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Mid Cap Value Fund

The following information replaces existing disclosure contained under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section within the "FUND DETAILS" section of the fund's prospectus.

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process based upon a wide set of financial metrics and analysis to evaluate company operating performance and valuation. Company research lies at the heart of the investment process.